SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund and

Schwab Target 2055 Fund

Supplement dated March 16, 2015 to the

Statutory Prospectus dated February 27, 2015;

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and should be read in conjunction with the Statement of Additional Information.

Effective March 16, 2015, the Prospectus is being revised to reflect the addition of the following underlying funds in which the funds will invest:

Unaffiliated Fixed Income Fund III

Unaffiliated Fixed Income Fund IV

The funds also changed their allocations to certain underlying funds. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

In connection with these changes the section titled “The funds’ investments in underlying funds” on Pages 56 and 57 of the Prospectus is deleted and replaced in its entirety with the following:

The funds’ investments in underlying funds

The following table shows which underlying funds may be used within each asset class and style class and each fund’s approximate asset allocation to each underlying fund as of March 16, 2015. Each fund’s allocation to a specified asset class, style class and underlying fund will change over time. Included in the current universe of underlying funds are five unaffiliated funds: two within the domestic large-cap equity style class and three within the fixed income asset category. Similar to the Schwab Funds and Laudus Funds that serve as underlying funds, the investment objectives and principal investment strategies of these unaffiliated funds are described in the “Description of underlying funds” section of the prospectus under the sub-headings “Unaffiliated Large-Cap Value Fund I,” “Unaffiliated Large-Cap Value Fund II,” “Unaffiliated Fixed Income Fund II,” “Unaffiliated Fixed Income Fund III,” and “Unaffiliated Fixed Income Fund IV,” respectively.

The adviser may exclude one or more underlying funds from a fund’s asset allocation strategy at any given time. For additional details regarding how the adviser determines the funds’ underlying fund and style class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund details: Investment objectives, strategies and risks” in this prospectus. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The allocations may not add to 100% due to rounding.

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	7.06%	7.36%	9.55%	11.08%	12.19%	13.08%	13.88%
Schwab S&P 500 Index Fund	5.77%	6.03%	7.81%	9.06%	9.97%	10.70%	11.35%
Schwab Dividend Equity Fund	3.21%	3.35%	4.34%	5.03%	5.54%	5.95%	6.31%
Laudus U.S. Large Cap Growth Fund	6.42%	6.69%	8.68%	10.07%	11.08%	11.89%	12.62%
Unaffiliated Large-Cap Value Fund I	2.57%	2.68%	3.47%	4.03%	4.43%	4.76%	5.05%
Unaffiliated Large-Cap Value Fund II	0.64%	0.67%	0.87%	1.01%	1.11%	1.19%	1.26%
Small Cap
Schwab Small-Cap Equity Fund	2.17%	2.37%	3.70%	4.85%	5.83%	6.70%	7.57%
Laudus Small-Cap MarketMasters Fund	1.17%	1.28%	1.99%	2.61%	3.14%	3.61%	4.08%
Global Real Estate
Schwab Global Real Estate Fund	1.90%	2.00%	2.72%	3.25%	3.66%	4.00%	4.32%
International
Laudus International MarketMasters Fund	4.31%	4.54%	6.50%	7.80%	8.80%	9.62%	10.39%
Schwab International Core Equity Fund	2.88%	3.03%	4.34%	5.20%	5.86%	6.42%	6.93%
Laudus Mondrian Emerging Markets Fund	0.00%	0.00%	0.47%	1.00%	1.54%	2.08%	2.66%
TOTAL EQUITY	38.10%	40.00%	54.44%	64.99%	73.15%	80.00%	86.42%
Fixed Income Funds
Intermediate-Term Bond
Schwab Total Bond Market Fund	23.11%	22.20%	16.82%	12.61%	9.16%	6.27%	3.80%
Schwab Intermediate-Term Bond Fund	0.00%	0.00%	0.90%	1.26%	1.34%	1.27%	1.05%
Unaffiliated Fixed Income Fund II	1.25%	1.39%	2.59%	3.19%	3.24%	2.89%	2.21%
Unaffiliated Fixed Income Fund III	4.80%	4.48%	2.67%	1.63%	0.98%	0.56%	0.28%
Unaffiliated Fixed Income Fund IV	9.33%	9.28%	8.77%	7.49%	5.94%	4.35%	2.79%
Short-Term Bond
Schwab Short-Term Bond Fund	9.46%	9.06%	5.38%	3.22%	1.88%	1.01%	0.41%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	6.19%	6.00%	2.32%	0.53%	0.00%	0.00%	0.00%
International Bond
Laudus Mondrian International Fixed Income Fund	1.25%	1.35%	1.77%	1.77%	1.58%	1.29%	0.92%
TOTAL FIXED INCOME	55.39%	53.76%	41.22%	31.70%	24.12%	17.64%	11.46%
Schwab Value Advantage Money Fund/cash equivalents	6.51%	6.24%	4.34%	3.31%	2.73%	2.36%	2.12%

Asset Class, Style Class and Underlying Funds	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	14.31%	14.60%	14.89%
Schwab S&P 500 Index Fund	11.71%	11.95%	12.18%
Schwab Dividend Equity Fund	6.50%	6.64%	6.77%
Laudus U.S. Large Cap Growth Fund	13.01%	13.28%	13.54%
Unaffiliated Large-Cap Value Fund	5.20%	5.31%	5.42%
Unaffiliated Large-Cap Value Fund II	1.30%	1.33%	1.35%
Small Cap
Schwab Small-Cap Equity Fund	8.07%	8.43%	8.80%
Laudus Small-Cap MarketMasters Fund	4.35%	4.54%	4.74%
Global Real Estate
Schwab Global Real Estate Fund	4.50%	4.62%	4.75%
International
Laudus International MarketMasters Fund	10.81%	11.11%	11.40%
Schwab International Core Equity Fund	7.21%	7.41%	7.60%
Laudus Mondrian Emerging Markets Fund	3.02%	3.29%	3.56%
TOTAL EQUITY	89.99%	92.51%	95.00%
Fixed Income Funds
Intermediate-Term Bond
Schwab Total Bond Market Fund	2.52%	1.69%	0.89%
Schwab Intermediate-Term Bond Fund	0.83%	0.63%	0.38%
Unaffiliated Fixed Income Fund II	1.67%	1.22%	0.70%
Unaffiliated Fixed Income Fund III	0.16%	0.10%	0.05%
Unaffiliated Fixed Income Fund IV	1.91%	1.30%	0.70%
Short-Term Bond
Schwab Short-Term Bond Fund	0.18%	0.06%	0.00%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	0.00%	0.00%	0.00%
International Bond
Laudus Mondrian International Fixed Income Fund	0.67%	0.48%	0.27%
TOTAL FIXED INCOME	7.94%	5.48%	2.99%
Schwab Value Advantage Money Fund/cash equivalents	2.07%	2.01%	2.01%

On page 60, under the “Fixed Income Funds — Intermediate –term bond” heading in the table, under the Section titled “Description of Underlying Funds, the following funds and accompanying descriptions of their investment objectives and principal investment strategies are added:

Unaffiliated Fixed Income Fund III

The fund seeks total return, consisting of income and capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in bonds and at least 80% of the fund’s total assets in investment-grade debt securities. The fund may invest up to 25% of its total assets in asset-backed securities or, other than mortgage-backed securities; and up to 20% of its fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers. The fund is a gateway fund that invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies. The fund may invest in additional master portfolios, in other affiliated funds, or directly in a portfolio of securities.

The fund invests principally in investment-grade debt securities, including U.S. Government obligations, corporate bonds and mortgage- and asset-backed securities. As part of its investment strategy, the fund may enter into mortgage dollar rolls and reverse repurchase agreements, as well as invest in U.S. dollar-denominated debt securities of foreign issuers. The fund may also use futures, options or swap agreements to manage risk or to enhance return or as a substitute for purchasing the underlying security. While the fund may purchase securities of any maturity or duration, under normal circumstances, the fund expect to maintain an overall portfolio dollar-weighted average effective dura-

tion that is within 10% of that of the Fund’s benchmark. The fund’s benchmark, the Barclays U.S. Aggregate Bond index, had a duration of 5.67 years, as of August 31, 2014. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates.

Unaffiliated Fixed Income Fund IV

The fund seeks to maximize long-term total return by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the fund’s investment adviser to be of similar quality. Up to 20% of the fund’s net assets may be invested in securities rated below investment grade. The fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The fund invests in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. The fund’s investment adviser will focus the fund’s portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the adviser believes to be relatively undervalued.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

On page 63, in the section titled “Principal Risks of the Underlying Funds,” the following changes are made:

The Unaffiliated Fixed Income Fund III and Unaffiliated Fixed Income Fund IV are added to the principal risk table and the following risks apply to the funds, respectively:

Unaffiliated Fixed Income Fund III

Investment risk, Market risk, Market Segment risk, Management risk, Interest rate risk, Credit risk, Prepayment and extension risk, U.S. Government securities risk, Mortgage dollar-rolls risk, Foreign securities risk, Emerging markets risk, Currency risk, Derivatives risk, Leverage risk, Portfolio turnover risk, Liquidity risk and High yield risk

Unaffiliated Fixed Income Fund IV

Investment risk, Market risk, Market Segment risk, Management risk, Interest rate risk, Credit risk, Prepayment and extension risk, Mortgage dollar-rolls risk, Foreign securities risk, Emerging markets risk, Currency risk, Derivatives risk, Leverage risk, Portfolio turnover risk and Liquidity risk

Please see the Statutory Prospectus for a description of the risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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